Share Based Compensations (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Compensations [Abstract]
Schedule of Share-Based Compensation

Share-based compensation was recorded in the following items within the statements of operations:

Year ended December 31, 2024

Cost of revenues	$24,810
Research and development, net	38,514
Sales and marketing	18,315
General and administrative*	72,811

Total expenses	$154,450

●	Including $2,643 related to warrants to purchase up to 20,000 Ordinary Shares issued to two advisors (see Note 12).

Schedule of Stock Option Activity

A summary of the share option activity for the year ended December 31, 2024 is as follows:

	Number of options	Weighted average exercise price*)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value*)

Options outstanding as of January 1, 2024	216,426	$1.00	2.89	$10,821
Granted	488,526	$1.07	4.12	$1,939,448
Forfeited	10,000	$1.07	-	$39,800

Options outstanding as of December 31, 2024	694,952	$1.05	3.45	$2,772,858

Options exercisable as of December 31, 2024	146,328	$1.00	2.1	$591,165

*)	Reflets the Repricing.

The weighted-average grant-date fair value of options as of December 31, 2024 and 2023 was $1.06 and $1.09, respectively. Options to purchase an aggregate of 287,922 Ordinary Shares were granted during 2022 and no options were granted during 2023.

As of December 31, 2024, the Company had 548,624 unvested options. As of December 31, 2024, the unrecognized compensation cost related to all unvested options of $334,168 is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 2.57 years.